Supplement to the currently effective Statement of Additional Information of each of the listed portfolios:



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Scudder Variable Series I
o        Money Market Portfolio
o        Bond Portfolio
o        Balanced Portfolio
o        Growth and Income Portfolio
o        Capital Growth Portfolio
o        21st Century Growth Portfolio
o        Global Discovery Portfolio
o        International Portfolio
o        Health Sciences Portfolio

Scudder Variable Series II
o        Scudder Aggressive Growth Portfolio
o        Scudder Blue Chip Portfolio
o        Scudder Contrarian Value Portfolio
o        Scudder Fixed Income Portfolio
o        Scudder Global Blue Chip Portfolio
o        Scudder Government Securities Portfolio
o        Scudder Growth Portfolio
o        Scudder High Income Portfolio
o        Scudder International Select Equity Portfolio
o        Scudder Money Market Portfolio
o        Scudder Small Cap Growth Portfolio
o        Scudder Strategic Income Portfolio
o        Scudder Technology Growth Portfolio
o        Scudder Total Return Portfolio
o        SVS Davis Venture Value Portfolio
o        SVS Dreman Financial Services Portfolio
o        SVS Dreman High Return Equity Portfolio
o        SVS Dreman Small Cap Value Portfolio
o        SVS Eagle Focused Large Cap Growth Portfolio
o        SVS Focus Value+Growth Portfolio
o        SVS Index 500 Portfolio
o        SVS INVESCO Dynamic Growth Portfolio
o        SVS Janus Growth and Income Portfolio
o        SVS Janus Growth Opportunities Portfolio
o        SVS MFS Strategic Value Portfolio
o        SVS Oak Strategic Equity Portfolio
o        SVS Turner Mid Cap Growth Portfolio


The following supplements related information included in each portfolio's currently effective SAI under the section entitled "PURCHASES AND REDEMPTIONS":

Each Portfolio and their agents may reject or limit purchase orders for any reason, including when there appears to be a pattern of "market timing" or other frequent purchases and sales. For these purposes, each Portfolio or their agents may consider, among other factors, trading history in the Portfolio or affiliated Portfolios, the Portfolios involved in the purchase order, the amount of the investment, a contract owner's background and the background of any other investors or dealers involved.



August 12, 2003